Related Party Transactionss	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions

14.  RELATED PARTY TRANSACTIONS

The majority holder of the Series C-1 class of preferred stock is a vendor from whom the Company purchases inventory. The collective shareholders of the Series C-1 class of preferred stock have the right to elect one Director to the Board of Directors and the current elected Director is an employee of this vendor. In connection with the inventory purchases, the Company receives various volume rebates and incentives to continue doing business. Total inventory purchases for the three months ended September 30, 2021 and 2020 were approximately $2,994,470 and $3,073,875, respectively, and approximately $9,591,187 and $10,201,409 for the nine months ended September 30, 2021 and 2020, respectively. Volume rebates and incentives received for the three months ended September 30, 2021 and 2020 were approximately $10,513 and $68,437, respectively, and $214,258 and $727,087, for the nine months ended September 30, 2021 and 2020, respectively.

A holder of the Series D-1 class of preferred stock is a vendor from whom the Company purchases inventory. The collective shareholders of the Series D-1 class of preferred stock have the right to elect two Directors to the Board of Directors. The current Directors elected by the collective Series D-1 shareholders are not employees of this vendor. In connection with the inventory purchases, the Company receives various volume rebates and incentives to continue doing business. Total inventory purchases for the three months ended September 30, 2021 and 2020 were approximately $440,068 and $991,990, respectively. Total inventory purchases for the nine months ended September 30, 2021 and 2020 were approximately $1,377,125 and $3,070,601, respectively. Total dunnage purchases for the three months ended September 30, 2021 and 2020 were approximately $658,312 and $607,474, respectively, and total dunnage purchases for the nine months ended September 30, 2021 and 2020 were approximately $1,819,864 and $2,072,945, respectively. Volume rebates and incentives received for the three months ended September 30, 2021 and 2020 were approximately $719 and $0, respectively, and $5,719 and $25,937 for the nine months ended September 30, 2021 and 2020, respectively.

On February 12, 2021, the Company entered into an agreement with AEON Integrated Business Services Co., Ltd., a wholly-owned subsidiary of AEON Co., Ltd. (“AEON”), a Series D-1 shareholder, to license its e-commerce platform through a software licensing arrangement. The objective of the agreement is for the Company to design, develop and support the e-commerce platform customized for the digital marketplace operations of AEON and AEON affiliates. The services provided include implementation services, license of the e-commerce software platform, training, and maintenance and support. The Company has been engaged to provide services to AEON and AEON Malaysia. The total transaction price for the contract includes fixed and variable consideration. Based on the Company’s estimates of the standalone selling prices of the performance obligations identified in the contract, the Company has allocated $7,300,000 to implementation services specific to AEON, $4,500,000 to the implementation services specific to AEON Malaysia, and $20,000 per month to software maintenance services with respect to the licensed software for AEON Malaysia. The transaction price attributable to the software license to AEON Malaysia is variable and consists of sales and usage-based royalties. Yuki Habu, who is a director of Boxed and is expected to be a director of the combined company following the consummation of the Business Combination, is affiliated with AEON. Refer to Note 1 Summary of Significant Accounting Policies for more details.

13.  RELATED PARTY TRANSACTIONS

The majority holder of the Series C-1 class is a vendor from whom the Company purchases inventory. The shareholders of the Series C-1 class of preferred stock have the right to elect one Director to the Board of Directors and the current elected Director is an employee of this vendor. In connection with the inventory purchases, the Company receives various volume rebates and incentives to continue doing business. Total inventory purchases for the years ended December 31, 2020, 2019, and 2018 were approximately $12,880,934, $13,879,944, and $10,074,206, respectively. Volume rebates and incentives received for the years ended December 31, 2020, 2019, and 2018 were approximately $908,867, $1,674,169, and $1,266,562 respectively.

A holder of the Series D-1 class is a vendor from whom the Company purchases inventory. The collective shareholders of the Series D-1 class of preferred stock have the right to elect two Directors to the Board of Directors. The current Directors elected by the collective Series D-1 shareholders are not employees of this vendor. In connection with the inventory purchases, the Company receives various volume rebates and incentives to continue doing business. Total inventory purchases for the year ended December 31, 2020, 2019, and 2018 were approximately $3,878,138, $2,267,312, and $937,033, respectively and total dunnage purchases for the year ended December 31, 2020, 2019, and 2018 were approximately $2,729,376, $2,747,384, and $1,619,350, respectively.

Volume rebates and incentives received for the year ended December 31, 2020, 2019, and 2018 were approximately $25,937, $230,848, and $45,895, respectively.

In March of 2020, the Company signed a memorandum of understanding for the Company’s future software as a service and licensing arrangements with another shareholder of the Series D-1 class of preferred stock. One of the two current elected Directors of the Series D-1 is an employee of this shareholder. No services were provided in 2020. In May 2019, the Company entered into an advisory services agreement and provided a proof of concept in connection with the future software as a service licensing arrangement. Fees recognized for the proof of concept was approximately $300,000 in the year ended December 31, 2019.

Seven Oaks Acquisition Corp
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On October 13, 2020, the Sponsor and Jones & Associates, an affiliate of one of the underwriters of the Initial Public Offering, purchased 4,715,000 and 1,035,000 shares of the Company’s Class B common stock, par value $0.0001 per share, respectively, for an aggregate of 5,750,000 shares (the “Founder Shares”) for a total purchase price of $25,000. On December 17, 2020, the Company effected a 1.125-for-1 stock split of its Class B common stock, resulting in an aggregate of 6,468,750 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split. Of the 6,468,750 Founder Shares outstanding, up to 843,750 shares are subject to forfeiture to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters exercised their over-allotment option in full on December 22, 2020; thus, these 843,750 Founder Shares were no longer subject to forfeiture.

The initial stockholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (i) one year after the completion of the initial Business Combination and (ii) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial Business Combination that results in all of the stockholders having the right to exchange their Class A common stock for cash, securities or other property; except to certain permitted transferees and under certain circumstances. Any permitted transferees will be subject to the same restrictions and other agreements of the initial stockholders with respect to any Founder Shares. Notwithstanding the foregoing, if (1) the closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the stockholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 5,587,500 Private Placement Warrants at a price of $1.00 per Private Placement Warrant to the Sponsor, generating proceeds of approximately $5.6 million.

Each Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants to the Sponsor was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.

The purchasers of the Private Placement Warrants agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants (except to permitted transferees) until 30 days after the completion of the initial Business Combination.

Related Party Loans

On October 13, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable upon the completion of the Initial Public Offering. The Company borrowed $105,000 under the Note and repaid the Note in full on December 22, 2020.

In addition , in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lenders’ discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2020, the Company had no borrowings under the Working Capital Loans.

Service and Administrative Fees

Commencing on the date that the Company’s securities were first listed on the Nasdaq through the earlier of consummation of the initial Business Combination and the Company’s liquidation, the Company agreed to pay an affiliate of the Sponsor a total of $20,000 per month for office space, secretarial and administrative services provided to members of the management team. For the period from September 23, 2020 through December 31, 2020, the Company incurred $20,000 of such expenses.

In addition, the Sponsor, executive officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. The audit committee will review on a quarterly basis all payments that were made to the Sponsor, executive officers or directors, or their affiliates. Any such payments prior to an initial Business Combination will be made from funds held outside the Trust Account.

Note 4 — Related Party Transactions

Founder Shares

On October 13, 2020, the Sponsor and Jones & Associates, an affiliate of one of the underwriters of the Initial Public Offering, purchased 4,715,000 and 1,035,000 shares of the Company’s Class B common stock, par value $0.0001 per share, respectively, for an aggregate of 5,750,000 shares (the “Founder Shares”) for a total purchase price of $25,000. On December 17, 2020, the Company effected a 1.125-for-1 stock split of its Class B common stock, resulting in an aggregate of 6,468,750 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split. Of the 6,468,750 Founder Shares outstanding, up to 843,750 shares were subject to forfeiture to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares would represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters exercised their over-allotment option in full on December 22, 2020; thus, these 843,750 Founder Shares were no longer subject to forfeiture.

The initial stockholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (i) one year after the completion of the initial Business Combination and (ii) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial Business Combination that results in all of the stockholders having the right to exchange their Class A common stock for cash, securities or other property; except to certain permitted transferees and under certain circumstances. Any permitted transferees will be subject to the same restrictions and other agreements of the initial stockholders with respect to any Founder Shares. Notwithstanding the foregoing, if (1) the closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30- trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the stockholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 5,587,500 Private Placement Warrants at a price of $1.00 per Private Placement Warrant to the Sponsor, generating proceeds of approximately $5.6 million.

Each Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants to the Sponsor was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.

The purchasers of the Private Placement Warrants agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants (except to permitted transferees) until 30 days after the completion of the initial Business Combination.

Related Party Loans

On October 13, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable upon the completion of the Initial Public Offering. The Company borrowed $105,000 under the Note and repaid the Note in full on December 22, 2020.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lenders’ discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of September 30, 2021, and December 31, 2020, the Company had no borrowings under the Working Capital Loans.

Service and Administrative Fees

Commencing on the date that the Company’s securities were first listed on the Nasdaq through the earlier of consummation of the initial Business Combination and the Company’s liquidation, the Company agreed to pay an affiliate of the Sponsor a total of $20,000 per month for office space, secretarial and administrative services provided to members of the management team. For the three and nine months ended on September 30, 2021, Company incurred and paid approximately $60,000 and $180,000 in expenses for these services, respectively, included as general and administrative expenses, related party on the accompanying condensed consolidated statement of operations.

In addition, the Sponsor, executive officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. The audit committee will review on a quarterly basis all payments that were made to the Sponsor, executive officers or directors, or their affiliates. Any such payments prior to an initial Business Combination will be made from funds held outside the Trust Account.